UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rubicon Fund Management LLP
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Address:   103 Mount Street
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           London, England
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           W1K2TJ
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Form 13F File Number:   028-11742
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Horace Joseph Leitch, III
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Title:     Authorized Person
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Phone:     44 207 074 4200
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Signature, Place, and Date of Signing:

/s/ Horace Joseph Leitch, III       London, England       August 14, 2006
------------------------------   ---------------------   --------------
         [Signature]                 [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     6
                                                -------------

Form 13F Information Table Entry Total:               20
                                                -------------

Form 13F Information Table Value Total:             232,555
                                                -------------
                                                (in thousands)


List of Other Included Managers:
1. Rubicon Fund Management Ltd.         028-11747
2. Brewer, Paul Anthony                 028-11750
3. Brummette, Jeffrey Eugene            028-11751
4. Callanan, William Francis            028-11752
5. Gadkari, Vilas                       028-11754
6. Leitch, Horace Joseph III            028-11758


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
                                                                  FORM 13F INFORMATION TABLE
           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7          COLUMN 8

                                 TITLE OF                VALUE    SHRS/PRN  SH/  PUT/ INVESTMENT     OTHER
NAME OF ISSUER                    CLASS        CUSIP    (X$1000)     AMT    PRN  CALL DISCRETION    MANAGERS   SOLE   SHARED    NONE
AURORA OIL & GAS CORP              COM       052036100   66,960  16,000,000  SH         DEFINED   1,2,3,4,5,6      16,000,000
BEMA GOLD CORP                     COM       08135F107    4,004     796,200  SH         DEFINED   1,2,3,4,5,6         796,200
CATERPILLAR INC DEL                COM       149123101    9,253     125,000  SH         DEFINED   1,2,3,4,5,6         125,000
GEOGLOBAL RESOURCES INC            COM       37249T109    1,086     217,759  SH         DEFINED   1,2,3,4,5,6         217,759
IPSCO INC                          COM       462622101    6,672      70,000  SH         DEFINED   1,2,3,4,5,6          70,000
MINRAD INTL INC                    COM       60443P103      116      28,000  SH         DEFINED   1,2,3,4,5,6          28,000
MOBILE TELESYSTEMS OJSC            COM       607409109      265       9,300  SH         DEFINED   1,2,3,4,5,6           9,300
NATIONAL OILWELL VARCO INC         COM       637071101   12,702     200,000  SH         DEFINED   1,2,3,4,5,6         200,000
OCCIDENTAL PETE CORP DEL           COM       674599105   10,308     100,000  SH         DEFINED   1,2,3,4,5,6         100,000
OIL SVC HLDRS TR              DEPOSTRY RCPT  678002106   43,460     290,800  SH         DEFINED   1,2,3,4,5,6         290,800
PEABODY ENERGY CORP                COM       704549104    9,656     175,000  SH         DEFINED   1,2,3,4,5,6         175,000
SCHLUMBERGER LTD                   COM       806857108   13,048     200,000  SH         DEFINED   1,2,3,4,5,6         200,000
TENARIS SA                    SPONSORED ADR  88031M109    5,039     125,000  SH         DEFINED   1,2,3,4,5,6         125,000
TESORO CORP                        COM       881609101    8,958     120,000  SH         DEFINED   1,2,3,4,5,6         120,000
TRANSOCEAN INC                     ORD       G90078109   10,031     125,000  SH         DEFINED   1,2,3,4,5,6         125,000
TRANSOCEAN INC                     CALL      G90078909      200       5,000  SH  CALL   DEFINED   1,2,3,4,5,6           5,000
EQ UNITED STATES STL CORP NEW      COM       912909108   10,438     150,000  SH         DEFINED   1,2,3,4,5,6         150,000
VALERO ENERGY CORP NEW             COM       91913Y100   10,018     150,000  SH         DEFINED   1,2,3,4,5,6         150,000
WILLIAMS COS INC DEL               COM       969457100    9,366     400,000  SH         DEFINED   1,2,3,4,5,6         400,000
WORKSTREAM INC                   WARRANT     981402100      975   1,250,000  SH         DEFINED   1,2,3,4,5,6       1,250,000